                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

                                   FORM 13F
                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 06/30/06

Check here if Amendment [ ]; Amendment Number:

This Amendment (Check only one.): [ ] is a restatement.

                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Wells Fargo Bank, N.A.
Address: 420 Montgomery Street - 8th floor
         San Francisco, CA 94104

Form 13F File Number: 028-01341

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Kenneth J. Clews

Title: Accounting Manager, Vice President
Phone: (415) 222-9041

Signature, Place, and Date of Signing:

/S/ Kenneth J. Clews      San Francisco             07/20/2006
------------------------  ------------------------  ------------------------
[Signature]               [City, State]             [Date]

Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[X] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

Wells Fargo & Company

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      6

Form 13F Information Table Entry Total: 6,209
Form 13F Information Table Value Total: $ 29,002,076 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None.

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